GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 23, 2026	May 31, 2026	May 31, 2026	May 31, 2025	Feb. 28, 2026		Feb. 28, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash flow from operating activities			$ 2,759,307	$ 3,321,185	$ 9,344,534		$ 12,196,388
Accumulated deficit		$ 176,931,052	176,931,052		171,121,742	[1]	156,496,930
Working capital		41,885,156	41,885,156		17,017,745
Purchase of common stock			77,391	$ 121,746	364,161		701,565
Common stock net of discount		10,000,000	10,000,000		10,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock			$ 77,391		$ 274,161		$ 576,565
Common Stock [Member] | Equity Financing Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock	$ 10,000,000	$ 10,000,000

[1]	Derived from audited information